Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal tax	21.00%	21.00%
State tax	5.50%	8.10%
Gain on bargain purchase	0.00%	5.80%
Permanent items	(0.20%)	(2.20%)
Rate change from TCJA	0.00%	4.30%
Other	0.00%	(2.30%)
Effective income tax rate	26.30%	34.70%